KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111




Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of
Trustees
Green Century Funds:

In planning and performing our audits
of the financial statements of Green
Century Balanced Fund, Green
Century Equity Fund and Green
Century MSCI International Index
Fund, each a series of Green Century
Funds (the Funds) as of and for the
year ended July 31, 2022, in
accordance with the standards of the
Public Company Accounting
Oversight Board (United States), we
considered the Funds internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

Management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A companys internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements for
external purposes in accordance with
generally accepted accounting
principles. A companys internal
control over financial reporting
includes those policies and
procedures that
(1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the company; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with generally accepted accounting
principles, and that receipts and
expenditures of the company are
being made only in accordance with
authorizations of management and
directors of the company; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized acquisition,
use, or disposition of the companys
assets that could have a material
effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent
or detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is
a reasonable possibility that a
material misstatement of the
companys annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the Public
Company Accounting Oversight
Board (United States). However, we
noted no deficiencies in the Funds
internal control over financial
reporting and its operation, including
controls over safeguarding securities,
that we consider to be a material
weakness as defined above as of
July 31, 2022.






This report is intended solely for the
information and use of the
management and the Board of
Directors of Green Century Balanced
Fund, Green Century Equity Fund
and Green Century MSCI
International Index Fund, each a
series of Green Century Funds and
the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone
other than these specified parties.

/s/KPMG LLP
Boston, Massachusetts
September 19, 2022